Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000176471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000176471 [Member] | Samsung Electronics Co Ltd 1 560 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000176471 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176471 [Member] | Samsung C And T Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176471 [Member] | Hyundai Motor Co 8 200 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176471 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176471 [Member] | HI LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176471 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176471 [Member] | Unit Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176471 [Member] | Ocean Wilsons Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176471 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000176471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000176471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176471 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176471 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176471 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.00%
C000176471 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176471 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176471 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176471 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.10%
C000176471 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	35.20%
C000176471 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176471 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.40%
C000176471 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176471 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000176472 [Member] | Samsung Electronics Co Ltd 1 560 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000176472 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176472 [Member] | Samsung C And T Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176472 [Member] | Hyundai Motor Co 8 200 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176472 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176472 [Member] | HI LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176472 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176472 [Member] | Unit Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176472 [Member] | Ocean Wilsons Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176472 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000176472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000176472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176472 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176472 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176472 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.00%
C000176472 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176472 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176472 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176472 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.10%
C000176472 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	35.20%
C000176472 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176472 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.40%
C000176472 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176472 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000056573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000056573 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000056573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000056573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056573 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056573 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000056573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000056573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000180067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000180067 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000180067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180067 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000180067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000180067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000180068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000180068 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000180068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180068 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000180068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000180068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000027323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000027323 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027323 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027323 [Member] | Verisk Analytics Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027323 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027323 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027323 [Member] | Waste Connections Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027323 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027323 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000027323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000027323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027323 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000180065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000180065 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180065 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180065 [Member] | Verisk Analytics Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180065 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180065 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180065 [Member] | Waste Connections Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180065 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180065 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000180065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000180065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000180065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000180065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180065 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000027322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000027322 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027322 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027322 [Member] | Verisk Analytics Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027322 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027322 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027322 [Member] | Waste Connections Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027322 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027322 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000027322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000027322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027322 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000078885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000078885 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078885 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078885 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078885 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Philadelphia Authority for Industrial Development 5 250 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078885 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078885 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078885 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078885 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078885 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000078885 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000078885 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000078885 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000078885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078885 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000078885 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000078885 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078885 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078885 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078885 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000078885 [Member] | Industrial Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078885 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078885 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000069909 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069909 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069909 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069909 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Philadelphia Authority for Industrial Development 5 250 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069909 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069909 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069909 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069909 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069909 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069909 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000069909 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000069909 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000069909 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000069909 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000069909 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069909 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069909 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000069909 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000069909 [Member] | Industrial Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069909 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069909 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069909 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000180069 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180069 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180069 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180069 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Philadelphia Authority for Industrial Development 5 250 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180069 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180069 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180069 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180069 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180069 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000180069 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000180069 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000180069 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000180069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000180069 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000180069 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000180069 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180069 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180069 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000180069 [Member] | Industrial Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000180069 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180069 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000180069 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000122076 [Member] | Viscofan S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122076 [Member] | Rakuten Bank Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122076 [Member] | Nippon Gas Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Integral Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122076 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122076 [Member] | Steadfast Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | Tate And Lyle PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | Rohto Pharmaceutical Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000122076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000122076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000122076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122076 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122076 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.20%
C000122076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000122076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.70%
C000122076 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000122076 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000122076 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000122076 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000122076 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000122076 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000122076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122076 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000180071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000180071 [Member] | Viscofan S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180071 [Member] | Rakuten Bank Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180071 [Member] | Nippon Gas Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Integral Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180071 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180071 [Member] | Steadfast Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | Tate And Lyle PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | Rohto Pharmaceutical Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000180071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000180071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000180071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000180071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000180071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000180071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000180071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180071 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000180071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180071 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.20%
C000180071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000180071 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.70%
C000180071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000180071 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180071 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180071 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000180071 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180071 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000180071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180071 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000122075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000122075 [Member] | Viscofan S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122075 [Member] | Rakuten Bank Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122075 [Member] | Nippon Gas Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Integral Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122075 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122075 [Member] | Steadfast Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | Tate And Lyle PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | Rohto Pharmaceutical Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000122075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000122075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000122075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122075 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122075 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122075 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.20%
C000122075 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000122075 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.70%
C000122075 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000122075 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000122075 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000122075 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000122075 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000122075 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000122075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122075 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000180073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000180073 [Member] | KINX Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180073 [Member] | Despegar com Corp Argentina [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180073 [Member] | Raymond Ltd India [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180073 [Member] | WinWay Technology Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180073 [Member] | Bora Pharmaceuticals Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180073 [Member] | M31 Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180073 [Member] | Accton Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180073 [Member] | LIG Nex1 Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180073 [Member] | ISC Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180073 [Member] | Arcos Dorados Holdings Inc Class A Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180073 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000180073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000180073 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000180073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000180073 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000180073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000180073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180073 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000180073 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000180073 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000180073 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	19.70%
C000180073 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180073 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000180073 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000180073 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000180073 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	24.50%
C000180073 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000180073 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000180073 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.60%
C000180073 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000180073 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000175128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000175128 [Member] | KINX Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175128 [Member] | Despegar com Corp Argentina [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175128 [Member] | Raymond Ltd India [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175128 [Member] | WinWay Technology Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175128 [Member] | Bora Pharmaceuticals Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175128 [Member] | M31 Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175128 [Member] | Accton Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175128 [Member] | LIG Nex1 Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175128 [Member] | ISC Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175128 [Member] | Arcos Dorados Holdings Inc Class A Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175128 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000175128 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175128 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175128 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175128 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000175128 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175128 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000175128 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175128 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175128 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000175128 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175128 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175128 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	19.70%
C000175128 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175128 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000175128 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000175128 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000175128 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	24.50%
C000175128 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175128 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000175128 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175128 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175128 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000175127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000175127 [Member] | KINX Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175127 [Member] | Despegar com Corp Argentina [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175127 [Member] | Raymond Ltd India [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175127 [Member] | WinWay Technology Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175127 [Member] | Bora Pharmaceuticals Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175127 [Member] | M31 Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175127 [Member] | Accton Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175127 [Member] | LIG Nex1 Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175127 [Member] | ISC Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175127 [Member] | Arcos Dorados Holdings Inc Class A Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175127 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000175127 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175127 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175127 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175127 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000175127 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175127 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000175127 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175127 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175127 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000175127 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175127 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175127 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	19.70%
C000175127 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175127 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000175127 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000175127 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000175127 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	24.50%
C000175127 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175127 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000175127 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175127 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000027325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027325 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027325 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027325 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027325 [Member] | Vertex Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027325 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027325 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000027325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000027325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000027325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027325 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027325 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027325 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000180066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000180066 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180066 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180066 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180066 [Member] | Vertex Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180066 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180066 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000180066 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000180066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000180066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180066 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000180066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180066 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000180066 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000027324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027324 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027324 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027324 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027324 [Member] | Vertex Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027324 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027324 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000027324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000027324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000027324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027324 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027324 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027324 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000077269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077269 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | Iowa Finance Authority State Revolving Fund Green Bond 5 000 08 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077269 [Member] | Metropolitan Transportation Authority Green Bond Series B 5 000 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077269 [Member] | Triborough Bridge And Tunnel Authority Series C 5 000 11 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077269 [Member] | Commonwealth of Massachusetts Series A 5 000 03 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077269 [Member] | State of Maryland Department of Transportation 5 000 09 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077269 [Member] | State of Maryland Department of Transportation 5 000 10 01 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | City of San Antonio Electric And Gas Systems Series A 5 000 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | State of Wisconsin Transportation Series 2 5 000 07 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077269 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000077269 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077269 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000077269 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077269 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077269 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077269 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000077269 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077269 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077269 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000077269 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000077269 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077269 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077269 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077269 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077269 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000077267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077267 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | Iowa Finance Authority State Revolving Fund Green Bond 5 000 08 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077267 [Member] | Metropolitan Transportation Authority Green Bond Series B 5 000 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077267 [Member] | Triborough Bridge And Tunnel Authority Series C 5 000 11 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077267 [Member] | Commonwealth of Massachusetts Series A 5 000 03 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077267 [Member] | State of Maryland Department of Transportation 5 000 09 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077267 [Member] | State of Maryland Department of Transportation 5 000 10 01 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | City of San Antonio Electric And Gas Systems Series A 5 000 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | State of Wisconsin Transportation Series 2 5 000 07 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077267 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000077267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077267 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000077267 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077267 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077267 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000077267 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077267 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077267 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000077267 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000077267 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077267 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077267 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077267 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077267 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000115981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000115981 [Member] | Samsung Electronics Co Ltd 1 560 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115981 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115981 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115981 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115981 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115981 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115981 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115981 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115981 [Member] | The Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115981 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000115981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000115981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000115981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000115981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115981 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000115981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000115981 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000115981 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115981 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.90%
C000115981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	69.50%
C000115981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115981 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000157696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000157696 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157696 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157696 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157696 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157696 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157696 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157696 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157696 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000157696 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000157696 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157696 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000157696 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000157696 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157696 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000157696 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157696 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157696 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000157694 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157694 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157694 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157694 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157694 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157694 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000157694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000157694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000157694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000157694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157694 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000157694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157694 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000077272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077272 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077272 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077272 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000077272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000077272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000077272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077272 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077272 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000077271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077271 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077271 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077271 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077271 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000077271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000077271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000077271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077271 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077271 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000077270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077270 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077270 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077270 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077270 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000077270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000077270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000077270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077270 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077270 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000241081 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241081 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241081 [Member] | County of Jefferson Sewer Revenue 5 500 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241081 [Member] | Pennsylvania Economic Development Financing Authority AGM 5 000 12 31 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241081 [Member] | Metropolitan Transportation Authority Series 1 Revenue 4 750 11 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241081 [Member] | North Carolina Turnpike Authority Series A 5 000 01 01 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241081 [Member] | Florida Housing Finance Corp Series 3 4 750 07 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241081 [Member] | Louisiana Stadium And Exposition District Series A 5 250 07 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241081 [Member] | New York Transportation Development Corp 6 000 06 30 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241081 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000241081 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241081 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241081 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000241081 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000241081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241081 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000241081 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000241081 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241081 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241081 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000241081 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241081 [Member] | Water Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241081 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241081 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241081 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000180072 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180072 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180072 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180072 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180072 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180072 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000180072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000180072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000180072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000180072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180072 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000180072 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180072 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000069910 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069910 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069910 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069910 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069910 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069910 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069910 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000069910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000069910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000069910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069910 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000069910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000069911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000069911 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069911 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069911 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069911 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069911 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069911 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069911 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000069911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000069911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000069911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069911 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000069911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000180070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000180070 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180070 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180070 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180070 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180070 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180070 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180070 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000180070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000180070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000180070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000180070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000180070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180070 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180070 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180070 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180070 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000115978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000115978 [Member] | Samsung Electronics Co Ltd 1 560 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000115978 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115978 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115978 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115978 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115978 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115978 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115978 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | KT And G Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115978 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000115978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000115978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000115978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000115978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115978 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115978 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115978 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000115978 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115978 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115978 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115978 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	22.90%
C000115978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.40%
C000115978 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115978 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000115979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000115979 [Member] | Samsung Electronics Co Ltd 1 560 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000115979 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115979 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115979 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115979 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115979 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115979 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115979 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | KT And G Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115979 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000115979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000115979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000115979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000115979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115979 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115979 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115979 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000115979 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115979 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115979 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	22.90%
C000115979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.40%
C000115979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115979 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000142969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000142969 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142969 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142969 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142969 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142969 [Member] | Italian Wine Brands S P A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142969 [Member] | Fila S P A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142969 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142969 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142969 [Member] | Macfarlane Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142969 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142969 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000142969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000142969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000142969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142969 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142969 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000142969 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000142969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000142969 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000142969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000142969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	21.50%
C000142969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.20%
C000142969 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000142969 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.20%
C000142969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142969 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000142968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000142968 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142968 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142968 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142968 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142968 [Member] | Italian Wine Brands S P A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142968 [Member] | Fila S P A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142968 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142968 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142968 [Member] | Macfarlane Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142968 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142968 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000142968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000142968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000142968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142968 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142968 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000142968 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000142968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.50%
C000142968 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000142968 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000142968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	21.50%
C000142968 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.20%
C000142968 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000142968 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.20%
C000142968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000200605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200605 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200605 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200605 [Member] | Webster Financial Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200605 [Member] | Casella Waste Systems Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200605 [Member] | Performance Food Group Co United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200605 [Member] | Chemed Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200605 [Member] | National Storage Affiliates Trust REIT United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200605 [Member] | Regal Rexnord Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200605 [Member] | Universal Display Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200605 [Member] | Synaptics Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200605 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000200605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000200605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000200605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200605 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200605 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200605 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200605 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%
C000200605 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200605 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.70%
C000200605 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000200605 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200605 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200605 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	5.90%
C000200605 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200605 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000200606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200606 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200606 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200606 [Member] | Webster Financial Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200606 [Member] | Casella Waste Systems Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200606 [Member] | Performance Food Group Co United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200606 [Member] | Chemed Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200606 [Member] | National Storage Affiliates Trust REIT United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200606 [Member] | Regal Rexnord Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200606 [Member] | Universal Display Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200606 [Member] | Synaptics Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200606 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000200606 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200606 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200606 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200606 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200606 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200606 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000200606 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000200606 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200606 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200606 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200606 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200606 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200606 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200606 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%
C000200606 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200606 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.70%
C000200606 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000200606 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200606 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200606 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	5.90%
C000200606 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200606 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000200607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200607 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200607 [Member] | JFrog Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200607 [Member] | Webster Financial Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200607 [Member] | Casella Waste Systems Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200607 [Member] | Performance Food Group Co United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200607 [Member] | Chemed Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200607 [Member] | National Storage Affiliates Trust REIT United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200607 [Member] | Regal Rexnord Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200607 [Member] | Universal Display Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200607 [Member] | Synaptics Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200607 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000200607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200607 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000200607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000200607 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200607 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200607 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200607 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200607 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%
C000200607 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.70%
C000200607 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000200607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200607 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200607 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	5.90%
C000200607 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200607 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)